Provision for risks (Tables)	12 Months Ended
Dec. 31, 2022
Provision For Risks
Schedule of provision for contingencies

	Tax	Social security and labor	Civil and Regulatory	Total

Balance at December 31, 2021	845	361	236	1,442
Additions	1,030	580	92	1,702
Payments	(61)	(188)	(119)	(368)
Reversals	(40)	(119)	(20)	(179)
Monetary adjustment	58	49	38	145
Exchange rate changes	(15)	(3)	(6)	(24)
Liabilities related to assets held for sale or disdistribution	(56)	(12)	(21)	(89)
Balance at December 31, 2022	1,761	668	200	2,629

	Tax	Social security and labor	Civil and Regulatory	Total

Balance at December 31, 2020	937	303	145	1,385
Additions	136	180	161	477
Payments	(22)	(82)	(57)	(161)
Reversals	(219)	(77)	(44)	(340)
Monetary adjustment	21	38	34	93
Exchange rate changes	(8)	(1)	(3)	(12)
Balance at December 31, 2021	845	361	236	1,442

Schedule of restricted deposits

	2022	2021

Tax	210	206
Labor	483	498
Civil and other	66	27
Total	759	731

Schedule of guarantees

Lawsuits	Property and equipment		Letter of Guarantee		Total
	2022	2021	2022	2021	2022	2021

Tax	572	723	9,685	9,924	10,257	10,647
Labor	-	-	1,000	1,153	1,000	1,153
Civil and other	9	9	414	495	423	504
Total	581	732	11,099	11,572	11,680	12,304